WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

October 15, 2009

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of WisdomTree Trust (the “Trust”) (File No. 333-132380)

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended and under the Investment Company Act of 1940, as amended, the Trust is today filing Post-Effective Amendment No. 27 to the above referenced Registration Statement, together with all exhibits thereto. The purpose of the Post-Effective Amendment is (i) to incorporate changes to the Registration Statement that have occurred since the last 485(a) filing of the Registration Statement, including changes to the investment objective and strategy of the WisdomTree U.S. Short-Term Government Income Fund, and (ii) to add certain contracts to Part C of the Registration Statement.

Please do not hesitate to contact the undersigned (917-267-3721) with any comments or questions you might have.

Very truly yours

/s/ Richard F. Morris
Richard F. Morris